Accumulated Other Comprehensive Income	12 Months Ended
Jun. 30, 2012
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income

Note 8. Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income as of June 30, 2012 and June 30, 2011 are presented in the following table:

(In thousands)
	2012	2011
Unrealized gains on available-for-sale securities, net of tax	$1,280	$1,238
Unrealized loss on securities transferred to held-to-maturity, net of tax	(35)	(70)
Net losses and past service liability for defined benefit plan, net of tax	(1,072)	(649)
Accumulated other comprehensive income	$173	$519